Condensed Financial Information of Parent Company - Balance Sheet (Parenthetical) (Details) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, authorized	1,000,000,000	1,000,000,000
Ordinary shares, issued	188,627,228	188,627,228
Ordinary shares, outstanding	174,025,810	165,038,164
Parent Company
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, authorized	1,000,000,000	1,000,000,000
Ordinary shares, issued	188,627,228	188,627,228
Ordinary shares, outstanding	174,025,810	165,038,164